Provisions, income tax liabilities and other liabilities - Summary of Movements in Non-current Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 7,353	€ 6,883	€ 7,198
Changes in scope of consolidation	5	(1)	29
Increases in provisions	1,479	1,349	1,037
Provisions utilized	(793)	(522)	(793)
Reversals of unutilized provisions	(525)	(738)	(246)
Transfers	(421)	(154)	(289)
Net interest related to employee benefits, and unwinding of discount	68	109	98
Unrealized gains and losses	0	0	0
Currency translation differences	(214)	50	50
Actuarial gains and losses on defined-benefit plans	267	377	(201)
Ending balance	7,219	7,353	6,883
Provisions for pensions and other post-employment benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	3,827	3,522	3,959
Changes in scope of consolidation	(3)	(1)	(6)
Increases in provisions	253	213	251
Provisions utilized	(566)	(285)	(529)
Reversals of unutilized provisions	(233)	(209)	(36)
Transfers	12	92	(22)
Net interest related to employee benefits, and unwinding of discount	57	83	70
Unrealized gains and losses	0	0	0
Currency translation differences	(117)	35	36
Actuarial gains and losses on defined-benefit plans	267	377	(201)
Ending balance	3,497	3,827	3,522
Provisions for other long-term benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	855	761	750
Changes in scope of consolidation	0	0	(2)
Increases in provisions	169	189	93
Provisions utilized	(109)	(102)	(101)
Reversals of unutilized provisions	(5)	(3)	(5)
Transfers	0	(3)	10
Net interest related to employee benefits, and unwinding of discount	2	5	4
Unrealized gains and losses	0	0	0
Currency translation differences	(33)	8	12
Actuarial gains and losses on defined-benefit plans	0	0	0
Ending balance	879	855	761
Restructuring provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	600	632	514
Changes in scope of consolidation	0	0	0
Increases in provisions	688	393	387
Provisions utilized	(5)	(3)	(3)
Reversals of unutilized provisions	(42)	(15)	(15)
Transfers	(369)	(411)	(251)
Net interest related to employee benefits, and unwinding of discount	1	3	0
Unrealized gains and losses	0	0	0
Currency translation differences	(5)	1	0
Actuarial gains and losses on defined-benefit plans	0	0	0
Ending balance	868	600	632
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	2,071	1,968	1,975
Changes in scope of consolidation	8	0	37
Increases in provisions	369	554	306
Provisions utilized	(113)	(132)	(160)
Reversals of unutilized provisions	(245)	(511)	(190)
Transfers	(64)	168	(26)
Net interest related to employee benefits, and unwinding of discount	8	18	24
Unrealized gains and losses	0	0	0
Currency translation differences	(59)	6	2
Actuarial gains and losses on defined-benefit plans	0	0	0
Ending balance	€ 1,975	€ 2,071	€ 1,968